Fair Value Loss on Embedded Derivatives (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Fair value loss on embedded derivatives [Line Items]
Valuation methods and approach initial recognition	$ 25,500,000
Increase of largely due to market credit	356,000
Fair Value Increase Recognized Charge Profit or Loss	$ 356,000